Convertible redeemable non-controlling interests	12 Months Ended
Dec. 31, 2020
Convertible redeemable non-controlling interests
Convertible redeemable non-controlling interests
23. Convertible redeemable
non-controlling
interests
JD Logistics Series A Preference Shares
In February 2018, the Group entered into definitive agreements with third-party investors to raise financing for JD Logistics, with the total amount of approximately US$2.5 billion (RMB16.0 billion) by issuance of the series A preference shares of JD Logistics (“JD Logistics Series A Preference Shares”), representing approximately 19% of the ownership of JD Logistics on a fully diluted basis. In August 2020, JD Logistics issued additional JD Logistics Series A Preference Shares to third-party investors in exchange for approximately US$64 million (RMB443 million).
The Group determined that JD Logistics Series A Preference Shares should be classified as mezzanine equity upon their issuance since they were contingently redeemable by the holders 5 years from the issuance date in the event that a qualified initial public offering (‘‘Qualified IPO’’) has not occurred and JD Logistics Series A Preference Shares have not been converted. The Qualified IPO is defined as an IPO that (i) has been approved by the Board of Directors of JD Logistics or (ii) with the offering price per share that values JD Logistics at no less than US$20 billion on a fully diluted basis immediately following the completion of such offering.
The Group records accretion on JD Logistics Series A Preference Shares, where applicable, to the redemption value from the issuance date to the earliest redemption date.
The Group determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of JD Logistics Series A Preference Shares. JD Logistics Series A Preference Shares are not readily convertible into cash as there is not a market mechanism in place for trading of JD Logistics’ shares.
The Group determined that there was no embedded beneficial conversion feature attributable to JD Logistics Series A Preference Shares because the initial effective conversion prices were higher than the fair value of JD Logistics’ ordinary shares determined by the Group with the assistance from an independent valuation firm.
The rights, preferences and privileges of JD Logistics Series A Preference Shares are as follows:
Dividend Rights
As regards to dividends, JD Logistics Series A Preference Shares shall rank pari passu with the ordinary shares and the holders of JD Logistics Series A Preference Shares shall be entitled to the same amount of dividends as the holders of the ordinary shares on an as converted basis as if they were a single class. No dividend or distribution shall be payable except out of any funds legally available.
Voting Rights
The holder of each ordinary share issued and outstanding should have one vote in respect of each ordinary share held and the holder of each JD Logistics Series A Preference Share shall carry such number of votes as is equal to the number of votes of ordinary shares then issuable upon the conversion of such JD Logistics Series A Preference Shares. The holders of JD Logistics Series A Preference Shares and the holders of ordinary shares shall vote together and not as a separate class.
Liquidation Preferences
In the event of any voluntary or involuntary liquidation, dissolution or winding up of JD Logistics, all assets and funds of JD Logistics legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed ratably among the holders according to their relative number of ordinary shares held by such holders (all JD Logistics Series A Preference Shares as if they had been converted into ordinary shares immediately prior to such liquidation, dissolution or winding up of JD Logistics).
Redemption Rights
From and after the fifth anniversary of JD Logistics Series A Preference Shares original issuance date, and prior to the consummation of a Qualified IPO, each holder of JD Logistics Series A Preference Shares shall have the rights at any time to require and demand JD Logistics to redeem all or any portion of JD Logistics Series A Preference Shares held by such holder.
The initial redemption price payable on each JD Logistics Series A Preference Share is the total of:

(i)	any dividend relating to each JD Logistics Series A Preference Share which has been declared by JD Logistics but unpaid, to be calculated up to and including the date of the redemption; plus

(ii)
JD Logistics Series A Preference Shares purchase price, that is US$2.50 per JD Logistics Series A Preference Shares, subject to appropriate adjustments in the event of any share dividend, share combination or similar recapitalization events.

JD Logistics accretes changes in the redemption value over the period from the date of issuance to the earliest redemption date of JD Logistics Series A Preference Shares using effective interest method. Changes in the redemption value are considered to be changes in accounting estimates. The accretion is recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in-capital.
Once additional
paid-in-capital
has been exhausted, additional charges are recorded by increasing the accumulated deficit.
Conversion Rights
Each JD Logistics Series A Preference Share shall be convertible, at the option of the holder of JD Logistics Series A Preference Shares, at any time after the date of issuance of such JD Logistics Series A Preference Shares, into such number of fully paid and non-assessable ordinary shares as is determined by dividing JD Logistics Series A Preference Shares purchase price by the conversion price then applicable to such JD Logistics Series A Preference Shares. The conversion price of each JD Logistics Series A Preference Share is the same as its original issuance price if no adjustments to conversion price have occurred. As of December 31, 2020, each JD Logistics Series A Preference Share is convertible into one ordinary share.
Each JD Logistics Series A Preference Share shall automatically be converted into ordinary shares (i) upon the consummation of a Qualified IPO; or (ii) in the event that the holders of JD Logistics Series A Preference Shares holding at least 50% of JD Logistics Series A Preference Shares in issue elect to convert JD Logistics Series A Preference Shares.
The convertible redeemable
non-controlling
interests of JD Logistics Series A Preference Shares for the years ended December 31, 2019 and 2020 are summarized as follows:

	Number of shares	Amount
		RMB’000
Balance as of December 31, 2018	1,004,000,000	15,961,284
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	—	3,100

Balance as of December 31, 2019	1,004,000,000	15,964,384

Issuance	22,867,347	443,039
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	—	(288)

Balance as of December 31, 2020	1,026,867,347	16,407,135

Kuayue Express Series A and A+ Preference Equity Instruments
In August and October 2018, Kuayue Express entered into definitive agreements with third-party investors and issued equity instruments of Kuayue Express with preference rights (“Kuayue Express Series A and A+ Preference Equity Instruments”).
The Group determined that Kuayue Express Series A and A+ Preference Equity Instruments should be classified as mezzanine equity since they were contingently redeemable by the holders 9 years from the issuance date in the event that an initial public offering has not occurred.
The Group records accretion on Kuayue Express Series A and A+ Preference Equity Instruments, where applicable, to the redemption value from the issuance date to the earliest redemption date.
The Group determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded redemption feature are clearly and closely related to that of Kuayue Express Series A and A+ Preference Equity Instruments. Kuayue Express Series A and A+ Preference Equity Instruments are not readily convertible into cash as there is not a market mechanism in place for trading of equity instruments of Kuayue Express.
The primary preference rights of Kuayue Express Series A and A+ Preference Equity Instruments are as follows:
Voting rights
Each of the Kuayue Express Series A and A+ Preference Equity Instrument has voting rights equivalents to the number of ordinary equity securities into which such equity instrument with preference rights could be then convertible.
Dividends rights
The holders of Kuayue Express Series A and A+ Preference Equity Instruments are entitled to receive dividends, out of any assets legally available, as and if declared by the board of directors of Kuayue Express. Such distributions shall not be cumulative. To the extent any dividend is declared and paid, such dividend shall be paid ratably to all holders of equity securities in Kuayue on a fully diluted basis.
Liquidation Preferences
In the event of any liquidation, dissolution or winding up of Kuayue Express, either voluntary or involuntary, distributions to shareholders of Kuayue Express shall be made in the following manner (after satisfaction of all creditors’ claims and claims that may be preferred by law):
Each holder of Kuayue Express Series A and A+ Preference Equity Instruments shall be entitled to receive the amount equal to 100% of the applicable purchase price of such Kuayue Express Series A and A+ Preference Equity Instruments, plus the corresponding share of retained profits of Kuayue Express, prior and in preference to any distribution of any of the assets or surplus funds of Kuayue Express to the holders of ordinary equity securities.
If the assets and funds available for distribution shall be insufficient to permit the payment to such holders of the full preferred preference amount, the liquidation preference amount will be distributed ratably to the holders of Kuayue Express Series A and A+ Preference Equity Instruments in accordance with their relative shareholding.
After distributing or paying in full the liquidation preference amount to all of the holders of Kuayue Express Series A and A+ Preference Equity Instruments, the remaining assets of Kuayue Express available for distribution, if any, shall be distributed to the holders of ordinary equity securities on a pro-rata
basis, based on the number of equity securities then held by each holder on a fully diluted basis.
Redemption Rights
Upon the earlier to occur of (i) Kuayue Express has not completed an IPO following the ninth (9th) anniversary of the issuance date of Kuayue Express Series A or A+ Preference Equity Instruments, or (ii) any material breach of any transaction agreement by Kuayue Express or any founder party of Kuayue Express, any holder of Kuayue Express Series A or A+ Preference Equity Instruments may require Kuayue Express to redeem any or all of the then outstanding equity securities held by such holders at the redemption price which represent the purchase price, plus an interest at an annual rate of 5% calculating from the issuance date to the payment date, less any retained profits collected by such holder.
The redeemable
non-controlling
interests of Kuayue Express Series A and A+ Preference Equity Instruments for the year ended December 31, 2020 are summarized as follows:

Amount
RMB’000
Balance as of December 31, 2019	—
Business acquisition	719,144
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	6,929

Balance as of December 31, 2020	726,073